Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
INTEREST INCOME
Federal funds sold, interest-bearing deposits and repos	$ 851	$ 214
FHLB stock	370	245
Securities:
Taxable	2,029	1,698
Tax-exempt	159	204
Total securities	2,188	1,902
Loans:
SBA loans	3,805	3,181
SBA 504 loans	1,177	1,356
Commercial loans	26,973	23,900
Residential mortgage loans	14,650	12,205
Consumer loans	5,296	4,021
Total loans	51,901	44,663
Total interest income	55,310	47,024
INTEREST EXPENSE
Interest-bearing demand deposits	665	537
Savings deposits	2,738	1,742
Time deposits	3,278	3,670
Borrowed funds and subordinated debentures	2,772	2,818
Total interest expense	9,453	8,767
Net interest income	45,857	38,257
Provision for loan losses	1,650	1,220
Net interest income after provision for loan losses	44,207	37,037
NONINTEREST INCOME
Branch fee income	1,384	1,269
Service and loan fee income	2,100	1,020
Gain on sale of SBA loans held for sale, net	1,617	2,099
Gain on sale of mortgage loans, net	1,530	2,621
BOLI income	469	378
Net security gains	62	424
Gain on repurchase of subordinated debt	0	2,264
Other income	1,108	985
Total noninterest income	8,270	11,060
NONINTEREST EXPENSE
Compensation and benefits	17,117	14,952
Occupancy	2,381	2,360
Processing and communications	2,551	2,628
Furniture and equipment	2,079	1,700
Professional services	1,022	976
Loan collection and OREO expenses	463	654
Other loan expenses	186	152
Deposit insurance	546	713
Advertising	1,179	1,095
Director fees	637	559
Other expenses	1,883	1,842
Total noninterest expense	30,044	27,631
Income before provision for income taxes	22,433	20,466
Provision for income taxes	9,540	7,257
Net income	$ 12,893	$ 13,209
Net income per common share - Basic (in dollars per share)	$ 1.22	$ 1.40
Net income per common share - Diluted (in dollars per share)	$ 1.20	$ 1.38
Weighted average common shares outstanding - Basic (in shares)	10,558	9,416
Weighted average common shares outstanding - Diluted (in shares)	10,749	9,572